Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Stockholders' Equity [Abstract]
Cash dividends declared	$ 0.90	$ 0.87